Credit Suisse Securities (USA) LLC

Goldman, Sachs & Co.

UBS Securities LLC

c/o Credit Suisse Securities (USA) LLC

  Eleven Madison Avenue

  New York, New York 10010-3629

November 10, 2006

Via Facsimile and Email

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:     Mr. Andrew Schoeffler

    Division of Corporation Finance

Re:	Registration Statement on Form S-1 of KBR, Inc. (Registration No. 333-133302)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned, Credit Suisse Securities (USA) LLC, Goldman, Sachs & Co. and UBS Securities LLC, as the representatives of the several underwriters (the “Representatives”) of the offering pursuant to the above-captioned Registration Statement on Form S-1 (the “Registration Statement”), hereby join in the request of KBR, Inc. (the “Company”) that the effective time of the Registration Statement be accelerated so that the Registration Statement becomes effective at 3:00 pm., Eastern Standard Time, on November 14, 2006 or as soon thereafter as practicable.

Pursuant to Rule 460 under the Securities Act, we wish to advise you that we have effected the following approximate distribution of the Company’s preliminary prospectus included in the Registration Statement dated October 31, 2006 (the “Preliminary Prospectus”) through the date hereof:

29,088 copies to prospective underwriters, institutional investors, dealers and others.

The undersigned advise that they have complied and will continue to comply with Rule 15c2-8 under the Securities Exchange Act of 1934, as amended, including the delivery requirement contained in such Rule.

[Signatures on following page]

Sincerely,

CREDIT SUISSE SECURITIES (USA) LLC

By:	/s/ DAVID CUNNINGHAM
Name:	David Cunningham
Title:	Director

/s/ GOLDMAN, SACHS & CO.
(Goldman, Sachs & Co.)

UBS SECURITIES LLC

By:	/S/ STEPHEN CRUISE
Name:	Stephen Cruise
Title:	Managing Director

By:	/s/ KRISTOFFEL MEULEN
Name:	Kristoffel Meulen
Title:	Associate Director

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